Warrants	6 Months Ended
Jun. 30, 2023
Warrants
Warrants
17.	Warrants

Warrants are as follows:

in € thousand	June 30, 2023	December 31, 2022
Reorganization Warrants	4,807	1,811
RDO & 2022 PIPE Warrants	49,033	24,456
May 2023 Warrants	238,204	—
Total	292,044	26,267

The movements of the warrant liabilities were as follows:

in € thousand	2023	2022
At January 1	26,267	21,405
Issuances	(82,829)	—
Settlement of Initial Funding Amount on May 2023 warrants	91,811	—
Foreign currency translation	(1,542)	1,019
Fair value changes to profit or loss	258,337	(17,206)
At June 30	292,044	5,218

Reorganization Warrants

As of June 30, 2023, 12,649,936 Public Warrants (December 31, 2022: 12,649,936 Public Warrants) and 7,060,000 Private Warrants (December 31, 2022: 7,060,000 Private Warrants) (collectively the “Reorganization Warrants”) were outstanding.

RDO Warrants & 2022 PIPE Warrants

As of June 30, 2023, 11,249,997 (December 31, 2022: 11,249,997) RDO Warrants and 34,512,464 (December 31, 2022: 34,512,464) 2022 PIPE Warrants were outstanding. During the current period, the exercise price of the RDO & 2022 PIPE Warrants was reduced from US$1.30 per share to US$1.00 per share triggered by the issuance of the May 2023 Warrants and in line with the warrant agreement.

May 2023 Warrants

In May 2023, the Group executed a Securities Purchase Agreement (the “2023 SPA”) to issue to Aceville Pte. Limited (“Aceville”) in a private placement of 184,210,526 warrants (the “May 2023 Warrants”) to purchase one Class A Share for an exercise price of $1.00 per warrant. On the closing date, Aceville has partially prefunded the aggregate exercise price of the May 2023 Warrants in an amount of $100,000 thousand (the “Initial Funding Amount”) and also committed to prefund to the Group an additional $75,000 thousand (the “Additional Funding Amount”) of the aggregate exercise price, contingent upon the Group securing $75,000 thousand in additional funding from third parties. In July 2023, the Group satisfied the aforementioned condition and received the Additional Funding Amount as disclosed in note 21.

Following the Group’s receipt of the Initial Funding Amount, the May 2023 Warrants were exercisable at the remaining unpaid exercise price of $0.4571 per Class A Share. Upon receipt of the Additional Funding Amount, the May 2023 Warrants are exercisable at the remaining unpaid exercise price of $0.05 per Class A Share.

At initial recognition, the Group recorded a derivative financial asset of €82,829 thousand, recognized as a contribution from shareholder in other capital reserves, as described in note 20.

The table below shows the sensitivity analysis for the May 2023 Warrants at initial recognition:

	Relative shift in share	Fair value of	Effect on initial fair
in € thousand	price	warrant	value
Base	—	(82,829)	—
Up	10%	(76,419)	6,410
Down	(10)%	(89,237)	(6,408)

	Absolute shift in base	Fair value of	Effect on initial fair
in € thousand	volatility	warrant	value
Base	—	(82,829)	—
Up	10%	(82,694)	135
Down	(10)%	(83,030)	(201)

At the initial recognition date, the Group has used a probability of receiving the Additional Funding Amount of 85% in the initial valuation of the May 2023 Warrants. If for each of the annual conditional probabilities of the Additional Funding Amount an absolute shift of +/- 10% would have been assumed, the impact to the fair value would have been (€7,706 thousand)/ €5,847 thousand.

The settlement of any exercise of the Reorganization Warrants, RDO & 2022 PIPE Warrants and May 2023 Warrants will be via the issuance of Class A Shares against the applicable strike price as determined by the terms of the respective warrant agreements.